Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments

Contingent liabilities and commitments
in EUR million	2023	2022
Contingent liabilities in respect of
– Guarantees	27,894	28,859
– Irrevocable letters of credit	14,925	15,682
– Other		3
	42,821	44,544

Guarantees issued by ING Groep N.V.	197	336

Irrevocable facilities	166,810	161,940
	209,828	206,820